Expense Example - iShares 25+ Year Treasury STRIPS Bond ETF - iShares 25+ Year Treasury STRIPS Bond ETF	Jun. 29, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	$ 48